UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Stadia Capital, L.L.C.

Address:    780 Third Avenue, 9th Floor
            New York, NY 10022

13F File Number: 28-10363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Rogers
Title:      Chief Financial Officer
Phone:      (212) 872-3900

Signature, Place and Date of Signing:


/s/ John A. Rogers                New York, N.Y.               May  7, 2003
-----------------------     --------------------------     -------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                  NONE

      [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total: $ 193,061
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                        NONE

[Repeat as necessary.]


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                                  COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6    OLUMN 7     COLUMN 8

                                          TITLE                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                            OF CLASS        CUSIP      (x$1000) PRN AMT  PRN CALL DISCRETION  MGRS  SOLE  SHARED NONE
--------------                            --------        -----      -------- -------  -------- ----------  ----  ----  ------ ----
4 KIDS ENTERTAINMENT INC                       COM        350865101   $1,298  110000            SOLE        N/A   X
ARCH COAL INC                                  COM        039380100   $3,422  180000            SOLE        N/A   X
ARGOSY GAMING CO                               COM        040228108   $1,998  100000            SOLE        N/A   X
BELLSOUTH CORPORATION                          COM        079860102   $7,585  350000            SOLE        N/A   X
BERKLEY W R CORP.                              COM        084423102   $4,285  100000            SOLE        N/A   X
BLOCKBUSTER INC   CLASS A                      COM        093679108   $4,275  250000            SOLE        N/A   X
BP PLC  SPONSORED                         SPONSORED ADR   055622104   $3,859  100000            SOLE        N/A   X
CBRL GROUP INC                                 COM        12489V106   $1,373   50000            SOLE        N/A   X
CITIGROUP INCORPORATED                         COM        172967101   $4,306  125000            SOLE        N/A   X
DOLLAR GENL CORP                               COM        256669102   $5,800  475000            SOLE        N/A   X
DOMINION RESOURCES, INC.                       COM        25746U109   $6,921  125000            SOLE        N/A   X
DOUBLECLICK, INC.                              COM        258609304   $1,166  150000            SOLE        N/A   X
DR HORTON INC                                  COM        23331A109   $2,880  150000            SOLE        N/A   X
ELECTRONICS BOUTIQUE HOLDINGS CORP             COM        286045109   $4,617  275000            SOLE        N/A   X
EMMIS COMMUNICATIONS CORP     CL-A             COM        291525103   $1,266   75000            SOLE        N/A   X
ENSCO INTERNATIONAL INC                        COM        26874Q100   $4,209  165000            SOLE        N/A   X
EXELON CORP                                    COM        30161N101   $3,529   70000            SOLE        N/A   X
FLEET BOSTON FINANCIAL CORP   (NEW)            COM        339030108   $4,776  200000            SOLE        N/A   X
FOOT LOCKER, INC.                              COM        344849104   $2,140  200000            SOLE        N/A   X
GAMESTOP CORP                                  COM        36466R101   $5,040  420000            SOLE        N/A   X
GOLDMAN SACHS GROUP, INC.(THE)                 COM        38141G104   $4,085   60000            SOLE        N/A   X
HOLLYWOOD ENTERTAINMENT CORP                   COM        436141105   $3,998  250000            SOLE        N/A   X
HOME DEPOT INC                                 COM        437076102   $5,481  225000            SOLE        N/A   X
HOTELS.COM                                     COM        44147T108   $2,307   40000            SOLE        N/A   X
IBERIABANK CORP                                COM        450828108   $2,849   70000            SOLE        N/A   X
ISTAR FINL INC                                 COM        45031U101   $5,251  180000            SOLE        N/A   X
LENNAR CORPORATION                             COM        526057104   $4,016   75000            SOLE        N/A   X
MASSEY ENERGY CORP                             COM        576206106   $1,645  175000            SOLE        N/A   X
MAVERICK TUBE CORP.                            COM        577914104   $3,348  180000            SOLE        N/A   X
MC DONALDS CORP                                COM        580135101   $4,338  300000            SOLE        N/A   X
METRO GOLDWYN-MAYER INC                        COM        591610100   $2,625  250000            SOLE        N/A   X
MGM MIRAGE                                     COM        552953101   $1,755   60000            SOLE        N/A   X
MIDWAY GAMES INC                               COM        598148104     $993  300000            SOLE        N/A   X
NAVIGANT INTERNATIONAL INC                     COM        63935R108   $1,055  100000            SOLE        N/A   X
NETBANK INC                                    COM        640933107   $2,323  250000            SOLE        N/A   X
PACIFIC SUNWEAR OF CALIFORNIA INC              COM        694873100   $1,018   50000            SOLE        N/A   X
PENN NATIONAL GAMING INC                       COM        707569109   $5,325  300000            SOLE        N/A   X
PIER 1 IMPORTS INC (DELAWARE)                  COM        720279108   $1,586  100000            SOLE        N/A   X
PLATINUM UNDERWRITERS HLDGS                    COM        G7127P100   $1,268   50000            SOLE        N/A   X
PNC FINL SVCS GROUP INC                        COM        693475105   $4,238  100000            SOLE        N/A   X
PROSPERITY BANCSHARES INC                      COM        743606105   $2,155  130000            SOLE        N/A   X
PROVIDIAN FINANCIAL CORP                       COM        74406A102   $4,592  700000            SOLE        N/A   X
PUBLIC-SVC ENTERPRISE GROUP   HOLDING CO       COM        744573106   $3,669  100000            SOLE        N/A   X
SCOTTISH ANNTY & LIFE HDGS LTDORD              ORD        G7885T104   $3,484  200000            SOLE        N/A   X
SHUFFLE MASTER                                 COM        825549108   $4,332  215000            SOLE        N/A   X
SINCLAIR BROADCAST GROUP INC                   COM        829226109   $1,965  250000            SOLE        N/A   X
SONIC CORP                                     COM        835451105   $1,347   52900            SOLE        N/A   X
SOVEREIGN BANCORP INC                          COM        845905108   $2,770  200000            SOLE        N/A   X
SPANISH BROADCASTING SYSTEM   INC CL-A C      CL A        846425882   $2,702  440000            SOLE        N/A   X
TARGET CORP                                    COM        87612E106   $2,926  100000            SOLE        N/A   X
THQ INC (NEW)                                  COM        872443403   $2,612  200000            SOLE        N/A   X
TOLL BROTHERS INC                              COM        889478103   $2,606  135000            SOLE        N/A   X
TRAVELERS PROPERTY CASUALTY   CORP            CL A        89420G109   $5,988  425000            SOLE        N/A   X
TUESDAY MORNING CORP                       COMMON NEW     899035505   $1,476   75000            SOLE        N/A   X
VIACOM INC CL-B                               CL B        925524308   $3,835  105000            SOLE        N/A   X
WET SEAL INC CL-A                             CL A        961840105   $1,278  175000            SOLE        N/A   X
WILLIS GROUP HOLDINGS LTD                      SHS        G96655108  $11,080  400000            SOLE        N/A   X

                                                                      193,061
                                                                     (thousands)



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